EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the stock option activities in 2017 is as follows:

	Year ended December 31, 2017
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	2,137,783	6.91	3.43	$15,171
Granted	880,000	11.15
Exercised	(722,483)	3.40
Expired and forfeited	(187,887)	9.71

Outstanding at December 31, 2017	2,107,413	9.67	4.25	24,749

Vested and expected to vest	2,074,768	9.44	4.14	23,901

Exercisable at December 31, 2017	783,663	7.05	2.70	$9,028

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2017 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2017	Term	price	2017	Exercisable
		(Years)	$		$

1.08-1.68	46,158	3.37	0.71	25,703	56,038
3.14	126,200	0.92	3.14	126,200	2,308
4.32-5.13	47,500	1.55	4.45	47,500	55,397
5.87-6.52	122,500	2.09	5.99	107,500	-
7.01-7.28	88,010	2.25	7.18	61,760	-
8.02-9.01	320,455	3.44	8.08	200,000	-
9.38-9.53	200,000	4.05	9.47	100,000	-
10.38	147,500	3.59	10.38	72,500	55,397
11.01-11.65	855,000	5.54	11.58	20,000	-
12.23-13.70	195,000	5.03	12.59	22,500	-

	2,148,323	4.17	9.49	783,663	7.05